SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Mar. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of changes in non-cash working capital

	As at	As at	As at
	March 31, 2021	March 31, 2020	March 31, 2019
Accounts receivable and unbilled revenue, net	$60,602	$33,839	$(35,427)
Gas in storage	3,185	(3,234)	(601)
Prepaid expenses and deposits	50,270	(89,087)	(128,911)
Provisions	6,145	(4,607)	4,309
Trade and other payables	(188,393)	106,271	174,958
Restricted cash	2,782	—	—
Adjustments required to reflect net cash receipts from gas sales	(265)	812	4,186
	$(65,674)	$43,994	$18,514